Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, shares authorized	20,000,000	12,500,000
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares issued	8,750,000	8,750,000
Preferred stock, shares outstanding	8,750,000	8,750,000
Preferred stock, shares authorized	8,750,000	8,750,000
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares issued	4,171,445	381,658
Preferred stock, shares outstanding	4,171,445	381,658
Preferred stock, shares authorized	5,000,000	5,000,000
Series B-1 Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares issued	89,781	0
Preferred stock, shares outstanding	89,781	0
Preferred stock, shares authorized	5,000,000	5,000,000
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	2,500	2,500
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Nonvoting Common Stock [Member]
Common stock, shares issued	28,230,842	28,230,842
Common stock, shares outstanding	28,230,842	28,230,842
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	30,000,000	62,500,000
Voting Common Stock [Member]
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000